Note 18 - Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Jan. 16, 2013	Dec. 31, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2012 Minimum [Member] Contingent Consideration Liability [Member]	Dec. 31, 2012 Minimum [Member] Fair Values For Other Financial Instruments [Member]	Dec. 31, 2012 Maximum [Member] Contingent Consideration Liability [Member]	Dec. 31, 2012 Maximum [Member] Fair Values For Other Financial Instruments [Member]	Dec. 31, 2012 Interest Rate Swap Agreement [Member]	Dec. 31, 2012 Interest Rate Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		3.84%	6.50%						5.44%	5.44%
Debt Instrument, Face Amount (in Dollars)			$ 30,000
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)				3.87%
Cash Gain From Settlement Swap Agreements (in Dollars)	$ 669
Fair Value Inputs, Discount Rate					9.00%	0.80%	12.50%	0.90%